Warrant Liabilities (10-K) (Details) (USD $)	12 Months Ended				12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Nov. 02, 2010	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Jun. 30, 2012 Warrant [Member]	Jun. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Jun. 30, 2012 Warrants valued as liability [Member]	Jun. 30, 2012 Warrants valued as liability [Member]	Dec. 31, 2011 Warrants valued as liability [Member]	Dec. 31, 2010 Warrants valued as liability [Member]	Dec. 31, 2011 January 3, 2012 traunch 1 [Member]	Dec. 31, 2011 January 3, 2012 traunch 2 [Member]	Dec. 31, 2011 January 3, 2012 traunch 3 [Member]	Dec. 31, 2011 July 15, 2015 traunch 1 [Member]	Dec. 31, 2011 July 15, 2015 traunch 2 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)				47,232,459				44,779,557	44,779,557	44,707,976	47,232,459	15,000,000	15,000,000	4,675,143	7,199,626	259,073	3,091,381	1,324,689	208,334	39,824,499
Warrants expiration date																Jan. 03, 2012	Jan. 03, 2012	Jan. 03, 2012	Jul. 01, 2015	Jul. 01, 2015
Warrant liabilities	$ 0	$ 1,328,000	$ 4,434,000									$ 4,434,000	$ 4,434,000	$ 0
Consent Warrants (In shares)				40,032,833
Warrants issued (in shares)	47,232,459											15,000,000	15,000,000
Reclassified from warrant liabilities into equity		24,438,000
Warrants exercise price (in dollars per share)					$ 1.75	$ 0.48							$ 0.22			$ 0.48	$ 0.49	$ 0.59	$ 0.48	$ 0.49
Gain in value of warrants	1,328,000									4,675,143
Loss In Value Of Warrants		$ 23,341,000						$ 174	$ 174
Fair value of warrants outstanding under the following assumptions
Expected life in years (in years)	4 days				1 year 4 days		4 months 17 days
Volatility (in hundredths)	82.00%	150.00%
Risk-free interest rate (in hundredths)	1.00%				29.00%		19.00%
Dividend rate (in hundredths)	0.00%	0.00%